Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15: COMMITMENTS AND CONTINGENCIES

Lease Obligations

KiNRG leases its office. Rental expenses charged to operations for the three months ended June 30, 2026 and 2025 were $3,000 and $2,700, respectively. Rental expenses charged to operations for the six months ended June 30, 2026 and 2025 were $6,000 and $5,400, respectively. This lease expires September 30, 2026, and will not be renewed as KiNRG will utilize the TRINITY office space.

TRINITY leases 13,982 square feet of office space at 13454 Sunrise Valley Drive, Suite 440, Hernson, VA 20171 from TG Legacy, LLC, an entity controlled by its President. This monthly lease is $23,000. This lease expires February 2029 and includes an extension for an additional five-year term.

Employment and Consulting Agreements

The Company has employment agreements with certain of its key employees which include non-disclosure and confidentiality provisions for protection of the Company’s proprietary information.

The Company has consulting agreements with outside contractors to provide marketing and financial advisory services. The Agreements are generally for a term of 12 months from inception and renewable automatically from year to year unless either the Company or Consultant terminates such engagement by written notice.

On December 29, 2010, pursuant to the Merger, Solar Wind Energy, Inc. became a wholly-owned subsidiary of the Company. Solar Wind has employment agreements with its executive officers. Each of the employment agreements was entered into on September 22, 2010 and amended on November 22, 2010. On March 30, 2023, the Board of Directors approved the contracts of its President and of its Chief Operating Officer through December 31, 2023. Any unpaid salaries are accrued and included in Accrued Payroll on the balance sheet. See Note 11.

Name	Position(s)	Term	Salary	Bonus	Severance
Ronald W. Pickett	Chief Executive Officer	3 years; renewable for 1 year on mutual consent	$200,000	Board Discretionary	Twelve (12) month salary and benefits for termination without cause.
Stephen Sadle	Chief Operating Officer	3 years; renewable for 1 year on mutual consent	$175,000	Board Discretionary	Twelve (12) month salary and benefits for termination without cause.
Robert Crabb	Secretary	1 year	$30,000	Board Discretionary	N/A

Terms to modify the one-year contract extension by mutual consent have been agreed to by the Officers and Directors. Under the modification and extension, the contracts will be extended for an additional 4 years with current salaries being unchanged. Provisions for automatic salary increases based on specific events related to business development successes, rights for the officers to convert any accrued salary into Company notes, and rights to receive warrants to purchase Company stock at market plus 20% premium at the time of the grant while notes are outstanding will be incorporated in the new contracts. The parties have mutually agreed to a stock option plan, the specific terms to be negotiated as part of the final contract.

Litigation

In March 2026, the Company received notification of a lawsuit by the holder of a note payable by AGP, demanding payment of principal in the amount of $80,000 and accrued interest in the amount $121,883. The Company’s legal counsel is currently reviewing this case.  The entire amount of principal and interest appears on the Company’s balance sheet, and no additional liability has been recorded.

On July 22, 2026, the Company settled the note payable in the amount of $80,000 and accrued interest of $139,883 for cash in the amount of $176,000. A gain on settlement in the amount of $43,883 will be recorded. See Note 22.

From time to time, we may become involved in various lawsuits and legal proceedings, which arise, in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. We are not aware of any such legal proceedings that we believe will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.

NOTE 9: COMMITMENTS AND CONTINGENCIES

Lease Obligations

The Company leases an office at 1213 Culbreth Drive, Suite 103, Wilmington, North Carolina 28405, on an annual lease. See Note 4. Rental expenses charged to operations for the years ended December 31, 2025 and 2024 were $11,000 and $10,550, respectively.

Employment and Consulting Agreements

The Company has employment agreements with certain of its key employees which include non-disclosure and confidentiality provisions for protection of the Company’s proprietary information.

The Company has consulting agreements with outside contractors to provide marketing and financial advisory services. The Agreements are generally for a term of 12 months from inception and renewable automatically from year to year unless either the Company or Consultant terminates such engagement by written notice.

On December 29, 2010, pursuant to the Merger, Solar Wind Energy, Inc. became a wholly-owned subsidiary of the Company. Solar Wind has employment agreements with its executive officers. Each of the employment agreements was entered into on September 22, 2010 and amended on November 22, 2010. On March 30, 2023, the Board of Directors approved the contracts of its President and of its Chief Operating Officer through December 31, 2023. Any unpaid salaries are accrued and included in Accrued Payroll on the balance sheet. See Note 6.

Name	Position(s)	Term	Salary	Bonus	Severance
Ronald W. Pickett	Chief Executive Officer	3 years; renewable for 1 year on mutual consent	$200,000	Board Discretionary	Twelve (12) month salary and benefits for termination without cause.
Stephen Sadle	Chief Operating Officer	3 years; renewable for 1 year on mutual consent	$175,000	Board Discretionary	Twelve (12) month salary and benefits for termination without cause.
Robert Crabb	Secretary	1 year	$30,000	Board Discretionary	N/A

Terms to modify the one-year contract extension by mutual consent have been agreed to by the Officers and Directors. Under the modification and extension, the contracts will be extended for an additional 4 years with current salaries being unchanged. Provisions for automatic salary increases based on specific events related to business development successes, rights for the officers to convert any accrued salary into Company notes, and rights to receive warrants to purchase Company stock at market plus 20% premium at the time of the grant while notes are outstanding will be incorporated in the new contracts. The parties have mutually agreed to a stock option plan, the specific terms to be negotiated as part of the final contract.

Litigation

In March 2026, the Company received notification of a lawsuit by the holder of a note payable by AGP, demanding payment of principal in the amount of $80,000 and accrued interest in the amount $121,883. The Company’s legal counsel is currently reviewing this case. The company believes this lawsuit is without merit, and plans to vigorously defend its position. The entire amount of principal and interest appears on the Company’s balance sheet, and no additional liability has been recorded.

From time to time, we may become involved in various lawsuits and legal proceedings, which arise, in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. We are not aware of any such legal proceedings that we believe will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.